Income Taxes Narrative (Details) - Orbitz - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income Taxes Receivable, Current	$ 0.0
Deferred Tax Assets, Valuation Allowance	109.2
Deferred Tax Assets, Net	146.3	$ 145.0
Tax Credit Carryforward, Amount	4.4
Income Tax Credits	1.1
Deferred Tax Liabilities, Undistributed Foreign Earnings	16.5
Unrecognized Tax Benefits that would impact effective tax rate	3.3	$ 3.3
Income Tax Examination, Penalties and Interest Expense	0.0
Income Tax Examination, Penalties and Interest Accrued	0.7
Domestic Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards	119.6
State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards	109.0
Foreign Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred Tax Assets, Valuation Allowance	107.3
Operating Loss Carryforwards	424.6
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 2.0